Trade and Other Receivables	6 Months Ended
Dec. 31, 2025
Trade and Other Receivables [Abstract]
Trade and other receivables

Note 5. Trade and other receivables

	Consolidated
	December 2025 $	June 2025 $
Current assets
Deposits held	7,687	7,687
BAS receivable	307,852	90,224
	315,539	97,911
Non-current assets
Corporate credit card deposit	40,000	40,000
	355,539	137,911